ADDITIONAL PAID-IN CAPITAL (Details) $ in Millions, Rp in Billions		12 Months Ended
	Apr. 27, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 IDR (Rp) shares	Dec. 31, 2018 IDR (Rp) shares	Apr. 26, 2018 shares
Disclosure of classes of share capital [line items]
Reduction additional paid in capital as a result of cancellation treasury stock (Note 23)				Rp (2,454)
Differences from acquisition of non-controlling interest				(22)
Additional paid-in capital		$ 137	Rp 4,453	1,977
Number of shares issued | shares	99,062,216,600		100,799,996,400		100,799,996,400
Sale of treasury stock, Shares | shares	1,737,779,800	1,737,779,800
Initial public offering
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 1,446	Rp 1,446
Number of shares issued | shares		933,333,000	933,333,000	933,333,000
Treasury stock plan phase I
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 544	Rp 544
Number of shares issued | shares		211,290,500	211,290,500	211,290,500
Treasury stock plan phase II
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 576	Rp 576
Sale of treasury stock, Shares | shares		215,000,000	215,000,000
Employee stock ownership program
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 228	228
Treasury stock plan phase III
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 36	36
Sale of treasury stock, Shares | shares		22,363,000	22,363,000
Treasury stock plan phase IV
Disclosure of classes of share capital [line items]
Additional paid-in capital gross			Rp 1,996	1,996
Sale of treasury stock, Shares | shares		864,000,000	864,000,000
Series B shares
Disclosure of classes of share capital [line items]
Capitalized into 746,666,640 Series B shares in 1999			Rp (373)	Rp (373)
Sale of treasury stock, Shares | shares		746,666,640	746,666,640